Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details)
₺ in Thousands, € in Thousands, дин in Thousands, ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 RON ( )	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 BBD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 AUD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 RSD (дин)	Dec. 31, 2018 RON ( )	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 177,742											$ 286,312										$ 479,501
Marketable securities	3,828											2,572
Accounts receivable and other	75,290										$ 80,434	80,987
Accounts payable and accrued liabilities	(139,104)											(137,900)
Canadian dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 10,204											$ 19,030
Marketable securities		4,971											3,509
Accounts receivable and other		13,010											23,672
Accounts payable and accrued liabilities		(59,583)											(102,027)
Other non-current liability		(1,520)											(10,064)
Net assets	(25,259)	$ (32,918)										(48,292)	$ (65,880)
Australian dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents										$ 435											$ 433
Accounts receivable and other										3											3
Accounts payable and accrued liabilities										(8)											(7)
Net assets	302									$ 430		302									$ 429
Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 10,692											€ 6,861
Accounts receivable and other | €			8,631											15,552
Accounts payable and accrued liabilities | €			(47,361)											(34,488)
Other non-current liability | €			(11,497)											(9,191)
Net assets	(44,213)		€ (39,535)									(24,334)		€ (21,266)
Turkish lira | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺						₺ 9,930												₺ 2,664
Accounts receivable and other | ₺						8,923												54,772
Accounts payable and accrued liabilities | ₺						(109,765)												(44,516)
Other non-current liability | ₺						0												(15,877)
Net assets	(14,801)					₺ (90,912)						(562)						₺ (2,957)
Chinese renminbi | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ¥							¥ 60												¥ 72
Net assets	9						¥ 60					11							¥ 72
Romanian lei | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents |				1,599												1,904
Accounts receivable and other |				2,767												4,487
Accounts payable and accrued liabilities |				(1,421)												(2,286)
Net assets	690			2,945								1,010				4,105
British pound | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | £					£ 371												£ 923
Net assets	491				£ 371							1,180					£ 923
Brazilian real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | R$									R$ 1,101											R$ 4,539
Accounts receivable and other | R$									6,356											9,970
Accounts payable and accrued liabilities | R$									(1,639)											(2,941)
Net assets	1,447								R$ 5,818			2,982								R$ 11,568
Barbados bajan | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents								$ 16
Net assets	$ 8							$ 16
Serbia, Dinars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | дин															дин 8,848
Accounts receivable and other | дин															8,386
Accounts payable and accrued liabilities | дин															(1,004)
Net assets												$ 157			дин 16,230